UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:  028-13483
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


     /s/ Philip Falcone              New York, New York          August 15, 2011
-----------------------------      ----------------------        ---------------
            [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 3
                                                          -------------------
Form 13F Information Table Entry Total:                           20
                                                          -------------------
Form 13F Information Table Value Total:                       $1,983,292
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC
2   028-12357             Harbinger Capital Partners Special Situations GP, LLC
3   (to be determined)    Harbinger Group Inc.

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

                                                         HARBINGER HOLDINGS, LLC
                                                       FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED JUNE 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                           ------    -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CLIFFS NATURAL RESOURCES INC COM                18683K101   41,603     450,000 SH          DEFINED     1         450,000
CONSTELLATION ENERGY GROUP I COM                210371100    4,290     113,025 SH          DEFINED     2         113,025
CONSTELLATION ENERGY GROUP I COM                210371100      212       5,575 SH          DEFINED     1           5,575
CROSSTEX ENERGY INC          COM                22765Y104   54,740   4,600,000 SH          DEFINED     1       4,600,000
CVR ENERGY INC               COM                12662P108    3,693     150,000 SH          DEFINED     3         150,000
GENERAL MOLY INC             COM                370373102    6,237   1,398,475 SH          DEFINED     3       1,398,475
GENON ENERGY INC             COM                37244E107    6,517   1,688,449 SH          DEFINED     1       1,688,449
GENON ENERGY INC             COM                37244E107    1,094     283,500 SH          DEFINED     2         283,500
HARBINGER GROUP INC          COM                41146A106  586,145  95,932,069 SH          DEFINED     1      95,932,069
HARBINGER GROUP INC          COM                41146A106  131,323  21,493,161 SH          DEFINED     2      21,493,161
MEDIA GEN INC                CL A               584404107      618     161,771 SH          DEFINED     1         161,771
NORTH AMERN ENERGY PARTNERS  COM                656844107   27,576   3,600,000 SH          DEFINED     3       3,600,000
OWENS CORNING NEW            *W EXP 10/31/201   690742127    1,966     475,000 SH          DEFINED     1         475,000
RESEARCH IN MOTION LTD       COM                760975102    8,655     300,000 SH          DEFINED     3         300,000
SOLUTIA INC                  *W EXP 02/27/201   834376147      122      57,928 SH          DEFINED     1          57,928
SOUTHERN UN CO NEW           COM                844030106   10,038     250,000 SH          DEFINED     3         250,000
SPECTRUM BRANDS HLDGS INC    COM                84763R101  204,765   6,398,912 SH          DEFINED     1       6,398,912
SPECTRUM BRANDS HLDGS INC    COM                84763R101  888,221  27,756,905 SH          DEFINED     3      27,756,909
SPECTRUM BRANDS HLDGS INC    COM                84763R101    3,235     101,089 SH          DEFINED     2         101,089
TRINA SOLAR LIMITED          SPON ADR           89628E104    2,242     100,000 SH          DEFINED     3         100,000
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